GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
GENERAL INFORMATION
Schedule of company's principal subsidiaries

Particulars of the Company’s principal subsidiaries are as follows:

				Percentage of equity
	Place of			attributable to
	registration and	Registered		the Company
Name	business	capital	Principal activities	Direct	Indirect
Shanxi Huaxing Aluminum Co. Ltd. (“Shanxi Huaxing”) (山西華興鋁業有限公司)	PRC/Mainland China	1,850,000	Manufacture and distribution of alumina	60.00%	40.00%
Baotou Aluminum Co., Ltd. (“Baotou Aluminum“) (包頭鋁業有限公司)	PRC/Mainland China	2,245,510	Manufacture and distribution of primary aluminum, aluminum alloy and related fabricated products and carbon products	100.00%	—
China Aluminum International Trading Co., Ltd. (“Chalco Trading”) (中鋁國際貿易有限公司)	PRC/Mainland China	1,731,111	Import and export activities	100.00%	—

Chalco Shanxi New Material Co., Ltd. (“Shanxi New Material”) (中鋁山西新材料有限公司)	PRC/Mainland China	4,279,601	Manufacture and distribution of alumina, primary aluminum and anode carbon products and electricity generation and supply	85.98%	—
China Aluminum International Trading Group Co., Ltd. (“Trading Group”) (中鋁國際貿易集團有限公司)	PRC/Mainland China	1,030,000	Import and export activities	100.00%	—
Zunyi Aluminum Co., Ltd. (遵義鋁業股份有限公司)	PRC/Mainland China	3,204,900	Manufacture and distribution of primary aluminum and alumina	67.45%	—
Chalco Hong Kong Ltd. (“Chalco Hong Kong”) (中國鋁業香港有限公司)	Hong Kong	HKD6,778,835 in thousand	Overseas investments and alumina import and export activities, and mining and distribution of bauxite.	100.00%	—
Chalco Mining Co., Ltd. (“Chalco Mining“) (中鋁礦業有限公司)	PRC/Mainland China	4,028,859	Manufacture, acquisition and distribution of bauxite mines, limestone ore and alumina	100.00%	—
Chalco Energy Co., Ltd. (“Chalco Energy”) (中鋁能源有限公司)	PRC/Mainland China	1,384,398	Thermoelectric supply and investment management	100.00%	—
China Aluminum Ningxia Energy Group Co., Ltd. (“Ningxia Energy“) (中鋁寧夏能源集團)	PRC/Mainland China	5,025,800	Thermal power, wind power and solar power generation, coal mining, and power-related equipment manufacturing	70.82%	—
Guizhou Huajin Aluminum Co., Ltd. (“Guizhou Huajin“) (貴州華錦鋁業有限公司)	PRC/Mainland China	1,000,000	Manufacture and distribution of alumina	60.00%	—

1        GENERAL INFORMATION (CONTINUED)

				Percentage of equity
	Place of			attributable to
	registration and	Registered		the Company
Name	business	capital	Principal activities	Direct	Indirect
Chalco Zhengzhou Research Institute of Non-ferrous Metal Co., Ltd. (中國鋁業鄭州有色金屬研究院有限公司)	PRC/Mainland China	214,858	Research and development services	100.00%	—
Chinalco New Materials Co., Ltd (“Chinalco New Material “) (中鋁新材料有限公司)	PRC/Mainland China	6,450,000	Manufacture and distribution of alumina, aluminium hydroxide and trading	100.00%
China Aluminum Logistics Group Corporation Co., Ltd. (中鋁物流集團有限公司)	PRC/Mainland China	964,291	Logistics and transportation	100.00%	—
Chinalco Shanxi Jiaokou Xinghua Technology Ltd. (“Xinghua Technology“) (中鋁集團山西交口興華科技股份有限公司)	PRC/Mainland China	588,182	Manufacture and distribution of primary aluminum	33.00%	33.00%
Chinalco Shanghai Company Limited (“Chinalco Shanghai“) (中鋁(上海)有限公司)	PRC/Mainland China	968,300	Trading and engineering project management and leasing	100.00%	—
Shanxi Chinalco Resources Co., Ltd. (“Shanxi Chinalco Resources”) (山西中鋁華潤有限公司)	PRC/Mainland China	1,641,750	Manufacture and distribution of primary aluminum	40.00%	—
Guizhou Huaren New Material Co., Ltd. (“Guizhou Huaren”) (貴州華仁新材料有限公司)	PRC/Mainland China	1,200,000	Manufacture and distribution of primary aluminum	40.00%	—
Chinalco Materials Co., Ltd. (中鋁物資有限公司)	PRC/Mainland China	1,000,000	Import and export activities and trading	100.00%	—
Yunnan Aluminum Co., Ltd. (“Yunnan Aluminum”) (雲南鋁業股份有限公司).	PRC/Mainland China	3,467,957	Manufacture and distribution of primary aluminum and alumina	29.10%	—
Chalco (Shanghai) Carbon Co., Ltd.(“Shanghai Carbon”)( 中鋁（上海）碳素有限公司)	PRC/Mainland China	1,000,000	Manufacture and distribution of anode and cathode carbon	100.00%	—
Lanzhou Aluminum Co., Ltd.( 蘭州鋁業有限公司)	PRC/Mainland China	1,593,648	Manufacture and distribution of primary aluminum	100.00%	—